Trade and other payables - Summary of Trade and Other Payables Detailed Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	€ 88,596	€ 80,512
Other taxation and social security	12,976	12,740
Other payables	7,601	3,214
Accruals	161,679	98,926
Total	€ 270,852	€ 195,392